GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 1,416,582	$ 1,153,672	$ 10,561,149	$ 59,614,467
Working Capital Deficit	$ 63,256,277		$ 61,853,377